First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.6%
	Alabama – 3.5%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$251,928
2,045,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	2,250,353
775,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE, Ser A	5.00%	09/01/32	925,172
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	562,683
2,380,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/29	2,786,091
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,292,137
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,059,607
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref, Subser B	5.00%	01/01/43	2,725,060
370,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/26	405,325
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	7,783,902
1,945,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	2,031,860
9,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No.7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	9,898,313
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	493,427
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	368,135
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	450,708
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,066,038
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	501,681
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,014,259
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	759,084
3,250,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	3,522,838
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,775,997
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	994,598
490,000	Mobile AL Impt Dist Sales Tax Rev McGowin Park Proj, Ser A	5.00%	08/01/25	501,636
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	565,893
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,215,877
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,717,134
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,759,351
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,528,522
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	1,931,466
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,008,755
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	115,664
6,475,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	6,841,514
13,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	14,508,347
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,101,357
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	121,201
1,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/30	1,167,293
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,786,138
300,000	UAB Medicine Fin Auth AL Rev UAB Medicine Oblig Grp, Ser B	5.00%	09/01/31	370,380

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$1,000,000	UAB Medicine Fin Auth AL Rev UAB Medicine Oblig Grp, Ser B	4.00%	09/01/38	$1,138,076
				85,297,800
	Alaska – 0.2%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	1,957,761
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	515,127
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,712,997
				4,185,885
	Arizona – 2.6%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,389,265
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/49	1,118,849
625,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (a)	4.00%	07/15/30	672,035
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (a)	4.00%	07/15/40	974,999
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (a)	5.00%	07/15/39	198,123
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Social Bonds, Ser A	4.00%	07/01/41	545,083
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	425,439
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	1,140,049
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (a)	5.00%	07/01/37	1,168,538
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	524,299
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/56	989,141
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of Lv Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	834,559
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	4.00%	07/15/30	544,661
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	494,482
1,005,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,194,661
1,100,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/36	1,234,769
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	548,127
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	666,416
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	838,139
3,850,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/45	4,254,312
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/27	1,182,497
1,985,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/27	2,360,113
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/28	1,201,563
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,207,684
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,510,640
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,591,192
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,649,848
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	223,518

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	$935,098
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	488,179
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	503,242
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	783,003
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	1,100,850
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,143,407
750,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Greathearts AZ Projs, Ser A	5.00%	07/01/37	857,029
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	538,506
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	558,807
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/39	1,274,541
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/49	1,142,748
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	526,864
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,744,654
1,450,000	Maricopa Cnty AZ Unif Sch Dist #48 Scottsdale, Ser D	4.00%	07/01/34	1,697,110
350,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (a)	4.00%	07/01/26	368,458
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/35	3,987,219
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (a)	4.00%	12/01/41	4,966,962
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	353,350
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	352,904
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	352,681
350,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	410,942
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	808,522
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	228,773
140,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Acdmy Proj (a)	4.00%	06/15/22	141,794
250,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Acdmy Proj (a)	4.60%	06/15/25	262,326
1,230,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Ref, Ser A	5.00%	12/01/31	1,247,864
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	1,076,609
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,745,304
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,172,214
				64,452,961
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Hlthcare Rev Baptist Hlth	4.00%	12/01/44	682,517
750,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.25%	07/01/41	799,872

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arkansas (Continued)
$350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	$394,593
				1,876,982
	California – 9.4%
790,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	914,707
1,000,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,129,714
1,000,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory Put 12/01/27)	4.00%	10/01/52	1,112,773
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	558,820
3,000,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Temps 50 Green Bond, Ser B-3 (a)	2.13%	11/15/27	3,010,021
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,082,829
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/32	516,615
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/33	539,154
1,950,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/49	2,158,833
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	1,563,017
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	498,096
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	907,167
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	736,494
1,000,000	CA St	5.00%	11/01/31	1,214,778
750,000	CA St	5.00%	08/01/32	886,189
1,250,000	CA St	4.00%	11/01/35	1,450,698
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	249,230
2,190,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	2,403,370
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	495,790
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	466,075
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	714,477
8,100,000	CA St Infra & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	9,696,793
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	479,338
600,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	630,705
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,616,526
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,918,612
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	225,659
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/40	1,149,231
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	1,147,357
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	584,783
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,359,283
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	651,686
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,084,919
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,083,293
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,298,444
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,892,609
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	786,480
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	763,877
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	223,371
4,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj, BAM	5.00%	05/15/36	4,763,836

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/39	$573,134
500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	572,090
500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/41	571,213
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,067,678
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	5,113,669
3,350,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/40	3,822,180
1,000,000	CA St Pub Wks Brd Lease Rev, Ser B	4.00%	05/01/41	1,139,207
775,000	CA St Ref	5.00%	04/01/29	954,348
2,000,000	CA St Ref Various Purp	5.00%	04/01/36	2,159,257
500,000	CA St Ref, Ser C	5.00%	09/01/32	562,576
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	2,173,011
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	560,149
2,315,000	CA St Stwd Cmntys Dev Auth Transprtn Rev Total Road Impt Prog, Ser B, COPS, AGM	5.00%	12/01/41	2,807,564
745,000	CA St Various Purp	5.00%	10/01/27	852,801
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,134,136
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	530,867
50,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	50,678
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	578,394
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	116,307
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	226,112
225,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	283,438
200,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	251,038
230,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	288,554
150,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	175,679
250,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	291,150
300,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/27	333,035
500,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/28	559,827
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	437,783
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	375,979
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	312,867
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	929,389
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,001,529
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,387,972
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	137,566

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	$166,640
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	179,888
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	185,124
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	190,382
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	274,747
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	294,024
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	313,445
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	591,019
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	551,810
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	344,347
1,200,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/40	1,375,538
2,185,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/44	2,490,014
380,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Backed Ref, Ser A	3.25%	06/01/34	405,512
6,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/34	7,271,550
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,529,941
2,500,000	Hayward CA Unif Sch Dist, AGM	4.00%	08/01/45	2,835,929
3,000,000	Hayward CA Unif Sch Dist, Ser A, BAM	4.00%	08/01/40	3,393,359
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	213,411
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	444,562
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	151,633
2,885,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	3,188,210
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	212,732
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	935,186
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	1,138,120
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	965,774
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	48,309
405,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.00%	11/15/29	491,721
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	452,936
2,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Priv Activity, Ser A, AMT	5.00%	05/15/29	3,023,056
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	4.00%	05/15/44	2,209,872
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	112,567
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,429,170
1,675,000	Marysville CA Jt Unif Sch Dist Green Bond 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/36	1,889,022
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	356,238
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	201,542
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	172,420
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	166,609
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	189,540
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,942,900
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,641,399
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,789,186
2,165,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/30	2,557,706

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,315,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	$1,359,586
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,142,586
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,186,458
2,500,000	Pleasant Vly CA Sch Dist Ventura Cnty, Ser B	4.00%	08/01/46	2,802,331
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	124,779
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	215,753
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	564,656
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	545,532
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	581,851
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	234,860
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	247,758
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	560,611
1,340,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/46	1,520,783
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	5.00%	09/15/34	1,050,108
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	709,188
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/36	1,222,634
520,000	Roseville CA Nat Gas Fin Auth Gas Rev	5.00%	02/15/28	615,281
110,000	Roseville CA Spl Tax	5.00%	09/01/30	126,317
100,000	Roseville CA Spl Tax	5.00%	09/01/31	114,614
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	388,089
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	702,298
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	226,796
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/37	249,486
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	342,966
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	570,617
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	777,103
340,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	399,817
400,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	468,617
1,470,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/46	1,650,276
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	288,817
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	243,816
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	348,763
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	570,020
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	679,560
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	584,059
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	731,978

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	$852,908
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	999,713
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,428,694
4,975,000	San Francisco CA Bay Area Rapid Transit Dist Ref Election 2004, Ser D	4.00%	08/01/34	5,406,980
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,529,413
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,490,197
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,011,241
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,196,524
13,050,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	15,365,223
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (a)	4.00%	09/01/41	771,739
2,800,000	San Francisco CA City & Cnty, Ser D-1	4.00%	06/15/43	3,180,452
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	204,320
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	159,860
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	368,660
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	269,357
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	329,721
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	574,087
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	322,500
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	893,114
4,310,000	San Mateo Foster City CA Pub Fing Auth Wstwtr Rev Clean Wtr Prog	4.00%	08/01/44	4,907,387
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	170,293
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	422,769
1,715,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/42	1,962,775
5,000,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/50	5,669,919
1,185,000	Sonoma Vly CA Unif Sch Dist	4.00%	08/01/38	1,355,453
860,000	Sonoma Vly CA Unif Sch Dist	4.00%	08/01/40	981,244
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	174,653
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	278,131
1,000,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/43	1,083,323
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	110,938
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	399,949
1,300,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp A, Class 1	4.00%	06/01/38	1,496,532
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/35	1,222,786
1,600,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/36	1,955,269
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/37	1,220,200
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	751,267
4,500,000	Univ of California CA Revs Ref Ltd Proj, Ser O	5.00%	05/15/48	5,361,111
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	346,116
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	691,327
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	575,246

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	$1,194,392
				232,448,463
	Colorado – 7.7%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,164,142
2,500,000	Aurora Highlands Cmnty Auth Brd CO Spl Tax Rev Ref, Ser A	5.75%	12/01/51	2,391,982
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,735,450
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,059,247
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	280,614
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,418,668
515,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	557,137
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,437,061
740,000	Broomfield Vlg CO Met Dist #2, Ser A-2 (a)	5.00%	12/01/49	778,892
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	514,252
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	289,726
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	716,723
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	423,364
5,480,000	CO St Bldg Excellent Schs Today, Ser N, COPS	5.00%	03/15/37	6,526,712
700,000	CO St Bldg Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	856,758
3,615,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	4,131,166
4,890,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	5,579,193
1,250,000	CO St Bldg Excellent Schs Today, Ser O, COPS	4.00%	03/15/44	1,404,514
8,000,000	CO St Bldg Excellent Schs Today, Ser R, COPS	4.00%	03/15/45	9,067,267
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (a)	5.00%	07/01/36	2,075,121
540,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	4.00%	12/15/25	565,303
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	730,274
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/35	2,463,565
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	4,351,597
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,129,413
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,962,299
2,460,000	CO St Hlth Facs Auth Hosp Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/43	2,785,166
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	300,292
4,500,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	4,979,704
10,695,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	11,996,121
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	331,401
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	395,373
2,590,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,187,660
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,624,945
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,489,415
2,165,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/34	2,655,912
1,800,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,165,669
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	486,755
1,000,000	CO St Hlth Facs Auth Hosp Rev Temps 50 Aberdeen Ridge, Ser B-3	2.13%	05/15/28	993,859
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	544,264

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$325,000	CO St Ref, COPS	4.00%	06/15/37	$372,162
1,000,000	CO St Ref, COPS	4.00%	06/15/38	1,142,990
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	556,509
1,200,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,425,922
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	210,745
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	380,336
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	584,223
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	384,869
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	580,686
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	5,945,478
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,742,841
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,152,270
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,132,788
1,370,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	1,459,446
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	694,736
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,913,818
4,885,000	Eagle River CO Wtr & Santn Dist Enterprise Wstwtr Rev, Ser A, AGM	4.00%	12/01/49	5,545,702
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	2,114,161
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	607,298
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	691,655
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	469,205
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	258,785
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	229,683
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	969,829
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,929,405
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,062,911
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	1,043,963
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	908,632
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,060,736
750,000	Legato Cmnty Auth CO Ltd Tax Supported Rev Sr, Ser A-1	5.00%	12/01/51	792,810
3,100,000	Longs Peak Met Dist CO (a)	5.25%	12/01/51	2,943,766
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	107,611
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	195,870
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,475,517
520,000	Nexus N at DIA Met Dist CO	5.00%	12/01/41	556,334
1,130,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	1,195,473
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,706,019
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	167,337
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	166,573
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	172,004
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,198,453
1,120,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,293,257
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,678,405
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,198,406
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	503,376
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	33,044

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,150,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/51	$1,230,353
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	991,387
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,277,323
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,049,484
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	742,614
650,000	Pronghorn Vly Met Dist CO, Ser A	4.00%	12/01/51	638,841
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	6,112,586
500,000	Rampart Range CO Met Dist #5	4.00%	12/01/41	502,480
850,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	1,032,205
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	1,095,645
2,015,000	S Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,240,653
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	606,548
1,900,000	Siena Lake Met Dist CO	4.00%	12/01/51	1,795,452
724,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	746,523
2,065,000	STC Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	2,191,421
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	203,017
1,205,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,305,319
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,149,920
825,000	Third Creek Met Dist #1 CO, Ser A-1 (a)	4.50%	12/01/37	803,077
825,000	Third Creek Met Dist #1 CO, Ser A-1 (a)	4.50%	12/01/42	785,795
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,500,602
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	532,182
1,500,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,646,458
1,960,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/51	2,130,524
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,593,581
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	639,236
1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,060,769
				189,107,010
	Connecticut – 3.7%
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,427,606
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Proj, Ser A	4.00%	07/01/38	5,408,960
3,000,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Proj, Ser A	4.00%	07/01/51	3,377,157
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,131,066
225,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/28	268,309
6,160,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	6,659,009
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,143,932
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,490,213
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	213,516
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue Remk, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,210,350
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	613,079
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,224,598
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,131,576
300,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	305,122
1,180,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser B-1	3.55%	11/15/33	1,182,008
7,500,000	CT St Spl Tax Oblig Rev Spl Tax Oblig Bonds	5.00%	05/01/37	9,253,966
1,550,000	CT St Spl Tax Oblig Rev Spl Tax Oblig Bonds	5.00%	05/01/40	1,902,012
2,345,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	08/01/34	2,624,049

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$1,445,000	CT St, Ser A	5.00%	04/15/29	$1,696,090
500,000	CT St, Ser A	4.00%	01/15/36	571,868
5,000,000	CT St, Ser A	4.00%	01/15/37	5,696,357
3,125,000	CT St, Ser A	4.00%	04/15/37	3,560,239
5,000,000	CT St, Ser A	4.00%	01/15/38	5,682,324
4,625,000	CT St, Ser A	4.00%	04/15/38	5,260,563
790,000	CT St, Ser B	5.00%	03/01/26	824,722
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,537,382
905,000	CT St, Ser E	5.00%	10/15/33	1,043,795
560,000	CT St, Ser E	4.00%	10/15/35	615,809
700,000	CT St, Ser F	5.00%	11/15/34	789,419
625,000	Hamden CT, BAM	6.00%	08/15/33	774,653
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	564,583
500,000	Univ of Connecticut CT, Ser A	5.00%	03/15/28	572,320
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,286,048
4,680,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,423,672
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,509,226
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,599,985
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,803,016
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,538,800
				91,917,399
	Delaware – 0.3%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	371,456
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlthcare Sys Oblig Grp, Ser A	5.00%	10/01/36	5,311,770
2,324,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,497,230
				8,180,456
	District of Columbia – 0.1%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,170,883
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,044,266
				2,215,149
	Florida – 7.2%
500,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	506,124
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	1,019,810
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	590,278
1,430,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics Inc, Ser A	4.00%	12/01/49	1,583,122
50,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Acdmy & Cornerstone Chrt High Sch	5.50%	10/01/22	51,325
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	1,268,306
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	317,108
185,000	Brookstone CDD FL Spl Assmnt Rev CDD (c)	3.88%	11/01/23	187,850
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,793,536
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	609,537
1,350,000	Broward Cnty FL Port Facs Rev Ref Subord Bond, Ser D, AMT	5.00%	09/01/27	1,589,347
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	2,147,005
515,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	515,334
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,020,884
250,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	248,965

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,250,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	$1,221,337
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/52	1,259,542
4,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	4,889,505
1,805,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/28	2,176,705
2,090,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/31	2,594,608
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	215,336
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	168,902
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	331,953
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	475,079
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	787,141
1,000,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/51	1,111,585
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	828,648
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	941,322
1,615,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/39	1,840,239
3,370,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/31	3,899,673
1,900,000	Fort Myers FL Util Rev Ref Rev, Ser A	4.00%	10/01/44	2,134,678
7,350,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority, Subser A, AMT	5.00%	10/01/42	8,548,030
6,750,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	5.00%	10/01/44	8,060,317
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,055,054
280,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	286,849
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	403,751
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	556,867
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	641,124
1,150,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/28	1,376,883
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	3,359,621
2,860,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/35	3,481,033
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	130,328
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,162,394
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,285,160
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,163,057
760,000	Jacksonville FL Spl Rev Ref, Ser A	5.00%	10/01/25	862,851
2,750,000	Jea FL Elec Sys Rev Ref, Ser Three A	5.00%	10/01/34	3,414,537
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,286,125
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	863,927
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	555,493
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/38	577,585
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	575,951
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,360,721
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	172,064

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$755,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	$787,153
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,150,542
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,713,959
3,135,000	Martin Cnty FL Hlth Facs Auth Ref Cleveland Clinic Hlth Sys Oblig Grp Hosp Revs, Ser A	4.00%	01/01/46	3,471,962
1,325,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,336,528
400,000	Miami FL Spl Oblg Prerefunded Ref (a)	5.00%	03/01/30	418,158
100,000	Miami FL Spl Oblg Unrefunded Ref (a)	5.00%	03/01/30	104,395
190,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	194,886
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	301,986
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,251,779
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,044,531
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,219,128
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	479,257
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	613,254
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,341,710
2,430,000	Miami-Dade Cnty FL Remk, Ser A	5.00%	07/01/43	2,967,953
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,246,584
2,500,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,816,647
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,376,566
6,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	6,798,457
335,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	339,879
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	834,848
225,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	238,640
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	396,453
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	735,431
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	371,847
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	6,855,696
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,280,422
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	899,515
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,090,322
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	849,158
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	252,319
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	863,167
1,645,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/36	2,041,264
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	7,837,694
125,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	126,876
820,000	Rhodine Road N CDD FL Spl Assmnt	4.50%	05/01/40	874,414
420,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	423,005
2,800,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	2,940,762
1,125,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/46	1,170,149
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	4.13%	06/15/39	357,003

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	$1,837,654
3,500,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,649,340
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,399,037
310,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	316,893
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	3,162,903
1,335,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,357,469
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	549,866
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,649,597
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	147,495
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	149,289
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	248,389
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	310,346
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	310,054
455,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	563,542
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	453,192
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	339,401
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	278,806
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	5,976,843
135,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	138,303
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	106,615
110,000	Villamar CDD FL Spl Assmnt (b)	3.75%	05/01/24	111,664
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	74,791
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	559,301
835,000	Westside FL CDD Spl Assmnt Rev Ref (a)	4.10%	05/01/37	879,363
310,000	WildBlue CDD FL Spl Assmnt (a)	3.50%	06/15/24	315,203
				176,804,161
	Georgia – 3.3%
1,040,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/32	1,308,043
1,090,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/33	1,370,276
1,145,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/34	1,438,080
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	10,110,831
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	741,802
3,100,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,688,009
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	4,964,655
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	712,575
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	568,909
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	396,440
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	451,857
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Hlthcare of Atlanta, Ser C	5.00%	07/01/35	1,230,012
3,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	4,017,311
1,050,000	GA St Grp 1, Ser A	5.00%	08/01/27	1,255,959
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	906,507
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,074,404
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,616,844
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,580,780
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	45,733

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$5,800,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	4.00%	02/15/39	$6,544,241
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	276,577
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	1,087,387
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs SE GA Hlth Sys Proj	5.00%	08/01/47	1,150,643
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs SE GA Hlth Sys Proj	4.00%	08/01/37	1,124,190
1,750,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/32	1,952,741
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	187,418
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,145,869
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	3,122,017
1,350,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	1,513,015
2,160,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,407,080
1,170,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,333,376
2,850,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 11/01/27) (a) (d)		08/01/52	3,093,180
1,000,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj M Bonds, Ser A	5.00%	01/01/56	1,176,362
3,785,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj M Bonds, Ser A, AGM	4.00%	01/01/44	4,202,388
2,100,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj M Bonds, Ser A, AGM	4.00%	01/01/46	2,334,623
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	393,473
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	359,176
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	574,798
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,274,092
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	542,167
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,470,102
				81,743,942
	Guam – 0.1%
2,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	2,353,127
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	343,465
				2,696,592
	Hawaii – 0.4%
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,517,864
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,654,232
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	2,243,837
				10,415,933
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,115,807
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	507,549
				1,623,356

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 2.5%
$1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	$1,318,286
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,190,926
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,188,428
1,500,000	Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist #100 Ref, Ser B	4.00%	01/01/27	1,675,693
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	128,869
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	570,667
500,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	586,219
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	626,172
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	342,545
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	704,673
2,500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, BAM	4.00%	01/01/36	2,857,810
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	436,841
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	496,708
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	197,466
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,230,792
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	586,717
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	547,824
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	721,129
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	301,459
145,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	138,759
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	116,191
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,346,888
1,530,000	Cook Cnty IL Sch Dist #69 Skokie Ref	4.00%	12/01/33	1,736,289
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,705,515
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	543,465
170,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	175,910
305,000	IL St	5.00%	05/01/23	320,050
240,000	IL St	5.00%	05/01/24	259,726
125,000	IL St	5.00%	06/01/27	141,813
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	394,065
600,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	726,668
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,173,527
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	362,589
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,096,386
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	603,098
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	964,643
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	38,439
1,010,000	IL St Fin Auth Rev Sthrn IL Hlthcare, Ser A	5.00%	03/01/47	1,152,433
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	570,488
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	107,680
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	525,777
320,000	IL St Ref	4.00%	08/01/25	324,670
115,000	IL St Ref, Ser B	5.00%	10/01/24	125,920
510,000	IL St, Ser A	4.00%	01/01/25	511,358

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,500,000	IL St, Ser A	5.00%	12/01/26	$1,715,101
1,250,000	IL St, Ser A	4.00%	03/01/38	1,371,052
1,000,000	IL St, Ser A	4.00%	03/01/39	1,095,063
6,200,000	IL St, Ser C	5.00%	11/01/29	7,125,361
1,250,000	IL St, Ser D	5.00%	11/01/23	1,332,518
1,005,000	IL St, Ser D	5.00%	11/01/24	1,103,083
325,000	IL St, Ser D	5.00%	11/01/26	371,100
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (a)	4.82%	01/01/41	1,451,119
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	557,308
1,850,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/32	2,027,121
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	4,283,869
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	455,143
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,166,554
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	165,661
690,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	785,406
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	747,529
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	119,788
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	137,724
1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,770,150
				60,652,221
	Indiana – 2.1%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,398,854
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,210,033
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Prog Wtrwks	5.00%	06/01/26	1,638,368
5,820,000	Carmel IN Loc Pub Impt Bond Bank, Ser A	4.00%	07/15/36	6,647,626
6,050,000	Carmel IN Loc Pub Impt Bond Bank, Ser A	4.00%	07/15/37	6,888,390
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	254,878
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,031,943
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,475,416
700,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (c)	5.25%	07/01/28	781,734
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (c)	5.88%	07/01/38	1,121,927
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	497,822
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	59,734
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	584,624
3,200,000	IN St Fin Auth Rev Ref BHI Sr Living, Ser A	4.00%	11/15/41	3,611,537
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	313,633
6,000,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	6,880,148
1,050,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	1,236,637
5,000,000	IN St Muni Pwr Agy, Ser A	4.00%	01/01/39	5,664,822
1,100,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/33	1,184,039
800,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/34	860,961
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	627,508
450,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/31	512,262
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	455,003
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	568,873
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,718,369
1,025,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/31	1,172,111

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$765,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/33	$864,148
600,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/31	675,821
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	371,714
700,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/35	787,955
				52,096,890
	Iowa – 0.5%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,191,053
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	856,997
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,540,856
5,000,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	5,681,751
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	252,582
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	347,598
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	229,667
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	343,684
				11,444,188
	Kansas – 0.7%
1,275,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,279,419
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,020,783
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,418,345
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,680,784
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	560,970
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	698,739
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	640,573
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	551,989
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	578,713
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	660,721
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,172,670
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,069,348
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	519,892
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	177,296
				18,030,242
	Kentucky – 2.1%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,589,988
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,113,628
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	571,763
1,260,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/40	1,434,761
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,608,671
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	4,237,296
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	171,559
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	319,501
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,464,996
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(d)	10/01/25	148,092

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	$691,626
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	876,852
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,072,672
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	307,047
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	5,738,541
12,530,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	13,968,955
2,940,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	3,097,639
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,700,965
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	506,263
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	5.00%	10/01/38	1,211,702
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/40	558,322
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,816,640
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	632,694
90,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	92,669
				52,932,842
	Louisiana – 1.2%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,455,759
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,751,021
2,530,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/38	2,896,633
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,151,822
2,000,000	LA Pub Facs Auth Rev Var Ref Ochsner Clinic Fdtn Proj, Ser B (Mandatory put 05/15/25)	5.00%	05/15/50	2,226,768
3,880,000	LA St	4.00%	05/01/33	4,200,479
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	291,138
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City of Gretna Pub Impt Bonds	4.00%	02/01/38	1,291,586
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,972,935
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	401,447
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	863,425
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	861,894
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	229,528
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,268,573
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,485,923
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,161,496
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	760,142
700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	765,995
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,818,889
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,314,776
				29,170,229

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maine – 0.0%
$1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (a)	8.00%	12/01/51	$979,829
	Maryland – 1.0%
2,375,000	Anne Arundel Cnty MD Consldtd Wtr & Swr Bond	5.00%	10/01/26	2,778,669
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	634,543
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	729,246
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	682,855
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	779,029
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	738,369
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	793,629
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,238,985
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,103,664
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.75%	06/01/24	101,218
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.80%	06/01/25	127,152
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.85%	06/01/26	137,985
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,087,439
325,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/25	355,046
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	627,443
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	546,774
1,650,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	1,906,034
650,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/56	754,406
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	629,728
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,839,965
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	576,816
555,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/27	618,334
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	934,450
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/32	1,162,445
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	283,137
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	254,542
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	831,306
790,000	MD St Ref, Ser B	5.00%	08/01/24	867,622
				24,120,831
	Massachusetts – 0.6%
925,000	Ludlow MA	4.00%	02/01/32	1,031,925
960,000	Ludlow MA	4.00%	02/01/33	1,073,092
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,479,820
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	278,777
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,407,808
2,500,000	MA St Sch Bldg Auth Sales Tax Rev Ref Sr, Ser A	5.00%	08/15/30	2,560,991
4,250,000	MA St Wtr Res Auth, Ser B	5.00%	08/01/36	5,246,138
				15,078,551
	Michigan – 3.1%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	259,562

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	$540,631
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	285,606
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	170,499
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	175,593
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	113,208
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	169,531
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	640,309
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	868,072
1,510,000	Grand Traverse Cnty MI Hosp Fin Auth Ref Munson Hlthcare Oblig Grp	5.00%	07/01/34	1,900,271
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,303,582
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	575,273
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,152,234
1,225,000	MI St Bldg Auth Rev Ref, Ser I	5.00%	10/15/30	1,415,278
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	933,755
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	365,298
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlthcare, Ser A	4.00%	02/15/50	2,198,359
375,000	MI St Fin Auth Rev Prerefunded Che Trinity Hlth Credit Grp Ref, Ser 2013-5	4.00%	12/01/40	440,465
5,595,000	MI St Fin Auth Rev Prerefunded Che Trinity Hlth Credit Grp Ref, Ser 2013-5	4.00%	12/01/40	6,286,131
1,200,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/23	1,267,903
2,895,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/24	3,156,211
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,683,194
750,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/32	816,647
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,412,529
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,792,155
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	9,014,019
2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	2,590,665
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,118,297
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.80%	10/01/22	506,724
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	128,584
145,000	MI St Fin Auth Rev Ref Trinity Hlth Corp, Ser 2016MI	5.00%	12/01/33	165,727
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp Remk, Ser F-4	5.00%	11/15/47	1,210,555
565,000	MI St Hosp Fin Auth Ref Ascension Sr Credit Remk, Ser F7	5.00%	11/15/47	647,609
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,215,845
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	4.00%	02/15/44	1,123,672
12,575,000	MI St Univ Revs Ref, Ser C	4.00%	02/15/44	14,232,242
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	802,437
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,277,659
1,350,000	Walled Lake MI Consol Sch Dist	5.00%	05/01/38	1,681,356
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,154,596
1,445,000	Wayne Cnty MI Arpt Auth Rev, Ser B, AMT	5.00%	12/01/36	1,779,710
				76,571,993

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota – 0.3%
$370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	$427,613
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	647,790
500,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	557,377
3,420,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,808,837
500,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	513,782
400,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	411,157
				6,366,556
	Mississippi – 0.2%
2,000,000	MS St, Ser A	5.00%	11/01/33	2,339,132
985,000	MS St, Ser B	5.00%	12/01/32	1,154,542
500,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/32	554,487
1,215,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/33	1,347,404
				5,395,565
	Missouri – 1.3%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	322,808
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	338,556
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	227,454
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	774,124
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth Sys	5.00%	02/15/26	1,796,445
2,550,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/33	3,039,308
6,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	7,519,105
2,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/54	2,319,612
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	241,539
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	454,889
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,094,780
3,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,416,670
440,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	503,086
410,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	462,445
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth, Ser A	5.00%	11/15/32	1,354,708
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	906,004
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	790,638
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	166,253
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	262,915
1,885,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	2,104,973
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	2,207,957
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,179,419
				31,483,688

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana – 0.4%
$1,080,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/35	$1,183,633
2,395,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/40	2,607,389
770,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/31	961,340
1,105,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/32	1,377,219
1,165,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/33	1,451,341
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	819,192
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	150,567
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,267,478
				10,818,159
	Nebraska – 0.4%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,788,575
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	321,018
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	7,047,981
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	566,521
				9,724,095
	Nevada – 0.4%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	869,091
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	1,929,109
920,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	953,482
2,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/29	2,342,890
275,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	323,075
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.25%	06/01/27	246,403
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.50%	06/01/28	247,247
385,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	389,520
120,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	124,375
140,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	147,860
175,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	186,758
245,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	263,140
335,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (a)	5.00%	07/15/27	369,308
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	349,477
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,102,475
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	318,078
825,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.50%	06/15/24	831,470
				10,993,758
	New Hampshire – 0.2%
1,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,022,630
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,165,607
				4,188,237
	New Jersey – 1.7%
1,345,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,531,871
2,000,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/28	2,382,532
1,500,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/29	1,814,144

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	$529,972
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	528,703
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	392,318
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	556,540
1,000,000	NJ St Hlthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,093,740
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,202,964
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	188,851
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	2,099,141
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,519,948
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	593,432
400,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	405,125
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,504,540
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	116,000
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	260,266
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,177,132
2,465,000	NJ St Turnpike Auth Turnpike Rev Ref, Ser G	4.00%	01/01/43	2,743,446
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	4.00%	01/01/42	2,294,077
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	588,190
1,750,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/34	2,063,188
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	2,168,816
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	6,278,810
6,010,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	6,694,448
				42,728,194
	New Mexico – 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	373,996
500,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/35	573,900
400,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/36	458,682
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	332,969
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	232,051
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	363,590
1,500,000	Farmington NM Poll Control Rev Ref Pub Svc NM San Juan Remk, Ser E (Mandatory put 06/01/24)	1.15%	06/01/40	1,497,281
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	634,948
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	420,925
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	336,314
300,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	304,000
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	236,770
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	249,640
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	262,324
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	275,001
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	390,954
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	1,006,452
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,131,137
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,537,041

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	$579,278
				11,197,253
	New York – 5.6%
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	502,183
300,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/41	333,780
715,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/40	820,023
175,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/38	218,616
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	576,955
5,000,000	Met Transprtn Auth NY Rev Green Bond Grp 1 Cr, Ser C, AGM	5.00%	11/15/40	5,997,571
2,150,000	Met Transprtn Auth NY Rev Ref Transprtn, Subser C-1	5.00%	11/15/34	2,382,242
4,000,000	Met Transprtn Auth NY Rev Transprtn, Subser D-1	5.00%	11/15/39	4,341,648
1,500,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,500,000
3,200,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	3,237,886
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	892,399
2,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	3,020,019
3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser DD-1	4.00%	06/15/37	3,992,921
915,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018, Ser FF	5.00%	06/15/39	1,100,462
1,750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser AA	4.00%	06/15/40	1,984,698
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,755,541
2,450,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Subord, Subser FF-2	4.00%	06/15/41	2,754,050
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Wtr & Swr Sys Second General Resolution, Ser BB2	4.00%	06/15/42	284,215
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,122,269
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,697,562
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,570,046
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/40	6,266,601
5,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/39	5,673,626
3,605,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/43	4,057,397
6,000,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	6,745,799
3,500,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/41	3,930,176
2,055,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/43	2,297,540
1,660,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco as Ref Asset Bkd Bds	5.00%	05/15/23	1,745,274
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (e)	0.12%	10/01/46	10,400,000
3,300,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	3,726,796
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	467,410
3,750,000	NY NY, Ser A, Subser A-1	4.00%	08/01/38	4,201,596
2,750,000	NY NY, Ser D-1	4.00%	03/01/42	3,055,142
3,500,000	NY NY, Ser D-1	4.00%	03/01/44	3,876,522
1,015,000	NY NY, Subser F-1	5.00%	04/01/36	1,215,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	$339,786
475,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A, AGM	4.00%	10/01/35	547,301
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,203,541
1,000,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	1,005,423
2,500,000	NY St Thruway Auth Gen Rev Junior Indebtedness Oblig Subord, Ser B	4.00%	01/01/50	2,725,444
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	2,247,601
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	3,230,555
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	243,921
2,150,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/40	2,632,940
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	530,432
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	504,588
5,000,000	Port Auth of NY & NJ NY Ref Consol, Ser 198	5.25%	11/15/56	5,793,104
700,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Sr Bonds, Ser A-2	4.00%	06/01/50	770,346
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	8,570,517
4,475,000	Util Debt Securitization Auth NY Restructuring Bonds Ref	5.00%	12/15/33	5,091,720
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	429,171
				138,610,380
	North Carolina – 1.1%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	309,292
375,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	473,112
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	648,366
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	861,602
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,522,776
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,128,420
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	473,928
775,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/29	934,754
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,003,568
3,700,000	NC St Med Care Commn Hlthcare Facs Rev Rex Hlthcare, Ser A	4.00%	07/01/49	4,083,257
1,270,000	NC St Med Care Commn Hlthcare Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,483,811
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,640,175
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	690,493
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	515,130
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	822,016
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	548,010
3,000,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/38	3,622,349

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$5,715,000	NC St Turnpike Auth Sr Lien Triangle Expressway Sys, AGM	5.00%	01/01/49	$6,896,100
				27,657,159
	North Dakota – 0.0%
500,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	4.00%	12/01/36	571,210
	Ohio – 4.5%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	848,900
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	1,012,929
2,410,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/29	2,865,511
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,040,969
500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/36	576,280
500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/37	575,596
1,000,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/38	1,148,912
5,000,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	4.00%	02/15/36	5,685,404
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	113,015
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	220,062
1,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	5.00%	06/01/27	1,181,207
2,850,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	3,208,424
11,900,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	13,089,342
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	157,903
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,750,002
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,165,477
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	414,852
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,068,890
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	88,502
1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/37	1,139,650
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	463,845
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,389,748
1,485,000	Cuyahoga Falls OH City Sch Dist, BAM	4.00%	12/01/51	1,658,572
9,240,000	Franklin Cnty OH Rev, Ser A	4.00%	12/01/44	10,310,424
700,000	Hamilton Cnty OH Hlthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	709,893
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	384,071
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	309,281
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	469,894
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	2,326,024
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,105,286
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,157,487
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,205,282
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,606,143
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	650,797

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	$458,482
760,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	865,230
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	667,297
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	5,828,932
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	1,017,764
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,289,845
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,114,575
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,207,745
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,134,671
700,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	853,278
2,700,000	OH St Hosp Rev Ref Univ Hosps Hlth Sys Inc, Ser E	4.00%	01/15/38	3,005,141
2,455,000	OH St Hosp Rev Ref Univ Hosps Hlth Sys Inc, Ser E	4.00%	01/15/40	2,725,232
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	182,180
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	392,903
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	561,615
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,221,334
1,880,000	OH St Univ Gen Recpts Spl Purp, Ser A	5.00%	06/01/28	1,982,123
1,750,000	OH St Wtr Dev Auth Wtr Poll Control Rev Green Bond, Ser A	5.00%	12/01/40	2,248,999
500,000	OH St Wtr Dev Auth Wtr Poll Control Rev, Ser B	5.00%	12/01/26	585,806
2,500,000	OH St, Ser T	5.00%	05/01/32	2,945,713
6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	7,624,758
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	629,661
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	571,468
2,000,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	6.50%	12/01/30	2,256,559
1,800,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	2,024,370
1,500,000	Wadsworth OH City Sch Dist	4.00%	12/01/56	1,618,002
				112,112,257
	Oklahoma – 0.7%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	906,729
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	891,585
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	7,000,159
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,334,457
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,219,037
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,127,273
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,156,684
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,128,331
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	285,508
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,208,049
				18,257,812
	Oregon – 1.4%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	540,818

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	$181,083
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	273,075
1,500,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/35	1,843,850
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/36	1,226,190
1,080,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,294,014
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,667,121
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,371,105
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,217,933
500,000	Oregon City OR	4.00%	06/01/37	559,174
1,060,000	Oregon City OR	4.00%	06/01/38	1,183,728
2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	2,948,459
2,350,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	2,699,233
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,809,010
7,975,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	9,512,509
250,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/56	281,318
				33,608,620
	Pennsylvania – 7.3%
750,000	Allegheny Cnty PA Arpt Auth Arpt Rev, Ser A, AGM, AMT	4.00%	01/01/46	827,470
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,777,286
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,462,211
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	614,548
2,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,598,103
1,095,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	1,235,414
7,070,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	7,958,044
1,075,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/47	1,204,855
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,099,517
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,205,950
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	571,034
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	520,248
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	821,025
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,163,123
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,310,129
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	458,476
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	826,440
2,000,000	Cmwlth Fing Auth PA Ref of 2020, Ser A, BAM	5.00%	06/01/31	2,507,003
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/25	1,119,583
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	471,390
500,000	Colonial PA Sch Dist	5.00%	02/15/36	555,086
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	338,805
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	303,939
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	337,037

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,910,000	Cumberland Cnty PA Muni Auth Penn St Hlth	4.00%	11/01/35	$3,309,894
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	55,373
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	71,985
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,273,360
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,112,382
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,844,589
250,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	272,310
635,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	687,713
490,000	Dauphin Cnty PA Gen Auth Hlth sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	5.00%	06/01/29	564,037
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	318,503
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	443,188
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,293,875
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	118,488
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	136,213
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	289,964
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	342,866
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,141,662
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	799,443
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	859,663
5,980,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser A	4.00%	04/01/50	6,561,973
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	861,687
1,110,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/32	1,255,841
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	582,439
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,850,144
930,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/35	1,062,619
655,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/36	747,310
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	539,927
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,232,395
2,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	2,540,118
1,700,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/41	2,053,649
2,950,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/46	3,530,940
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	827,451
1,000,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/50	1,100,781
860,000	Lancaster PA Swr Auth Ref	4.00%	04/01/30	991,804
750,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	781,977
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	2,513,298
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	453,302
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	469,043
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,749,823
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,225,797
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	501,908
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	341,953
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	623,920

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	$690,184
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,119,013
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,117,740
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	2,205,971
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	50,665
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	548,843
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	110,013
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	219,786
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	652,570
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	156,753
225,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	257,305
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	611,713
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,067,748
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	554,762
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	53,586
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,113,561
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,249,732
2,810,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,934,418
2,365,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	2,413,141
5,410,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,571,079
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	713,725
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,100,594
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	5,765,167
2,500,000	PA St Turnpike Commn Turnpike Rev Ref, Subser B	5.00%	06/01/36	2,837,138
6,655,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/50	7,438,490
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	622,282
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	228,955
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	342,907
600,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/36	685,233
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,358,123
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	842,565
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	725,631
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	433,161
1,500,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	1,596,086
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev	5.00%	05/01/35	1,193,198
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev, BAM	5.00%	05/01/30	1,203,751
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	326,410
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,821,322
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,153,757
455,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/32	524,295

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	$2,300,706
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,051,065
1,400,000	Philadelphia PA Gas Wks Rev Ref Sixteenth, Ser B, AGM	4.00%	08/01/39	1,598,321
1,200,000	Philadelphia PA Gas Wks Rev Sixteenth, Ser A, AGM	4.00%	08/01/45	1,353,995
3,355,000	Philadelphia PA Ref, AGM	5.00%	08/01/30	3,973,937
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	579,491
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	593,112
225,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	266,900
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	811,455
1,250,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/38	1,490,687
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/36	626,372
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,830,250
100,000	Philadelphia PA, Ser B	5.00%	02/01/28	119,366
2,245,000	Philadelphia PA, Ser B	5.00%	02/01/36	2,737,260
1,275,000	Philadelphia PA, Ser B	5.00%	02/01/39	1,538,521
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	4,004,581
2,235,000	Pittsburgh PA Sch Dist, Ser A	4.00%	09/01/38	2,520,308
1,885,000	Pittsburgh PA Sch Dist, Ser A, AGM	4.00%	09/01/34	2,158,719
310,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/31	391,082
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	377,943
400,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/33	503,695
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	257,843
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	344,368
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	372,471
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	269,081
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	2,056,211
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	433,273
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	445,905
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	285,037
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	341,608
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	284,446
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	229,730
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	344,061
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	342,976
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	279,519
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	119,117
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	154,689
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	242,776
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,190,811
				181,055,384
	Puerto Rico – 0.6%
9,023,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	9,646,639
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	383,417
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	2,592,537
2,753,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	2,150,593

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$963,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	$1,047,737
				15,820,923
	Rhode Island – 0.2%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	180,325
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	383,921
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	275,387
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,269,854
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,634,748
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,888,047
				5,632,282
	South Carolina – 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,448,628
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,080,571
25,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	25,187
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,362,044
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,031,013
1,075,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,172,628
1,650,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/46	1,699,257
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	511,769
7,070,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	4.00%	12/01/44	7,925,031
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	31,845
2,000,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/34	2,293,139
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	406,277
				19,987,389
	South Dakota – 0.3%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	1,070,727
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	588,416
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	581,664
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,186,446
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	460,725
170,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/26	192,524
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	117,482
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	207,847
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	649,996
1,090,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,198,017
				6,253,844

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 0.8%
$250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	$301,025
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	221,982
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	993,382
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	344,724
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,311,652
1,600,000	Knoxville TN Gas Rev Ref, Ser AA	4.00%	03/01/32	1,822,091
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,019,505
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,560,168
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	680,829
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	464,098
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	807,316
2,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	2,453,155
3,435,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,540,632
50,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	51,285
2,660,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	3,032,617
				18,604,461
	Texas – 9.6%
3,000,000	Alamo TX Cmnty Clg Dist	4.00%	08/15/37	3,499,403
930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	1,167,177
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,221,855
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	519,836
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	656,896
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	661,583
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	1,023,470
230,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/28	277,571
2,685,000	Arlington TX Hgr Edu Fin Corp Edu Rev Lifeschool Dallas, Ser A	5.00%	08/15/31	2,947,181
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,609,908
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	490,495
1,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	1,203,292
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,642,673
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,017,147
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	1,012,975
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/36	1,119,192
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/37	1,116,118
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,629,846
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	644,399
305,000	Celina TX Spl Assmnt Rev Ref the Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	325,526
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	396,004
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	623,159

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	$957,217
130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	160,155
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	856,852
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	678,213
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	721,810
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	510,652
840,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	876,912
5,705,000	Collin Cnty TX Permanent Imp	4.00%	02/15/36	6,569,812
4,425,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/33	5,351,619
2,365,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/35	2,850,171
750,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/36	816,498
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	533,445
4,975,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser A	4.00%	11/01/39	5,685,678
3,750,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/43	4,573,469
1,430,000	El Paso TX Ctfs Oblig, Ser A	4.00%	08/15/39	1,649,058
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,151,327
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	573,679
1,215,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/33	1,385,689
1,000,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/34	1,140,663
7,000,000	Frenship TX Indep Sch Dist	4.00%	02/15/51	8,043,901
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,100,594
1,845,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/31	2,117,555
535,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/32	612,767
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,083,930
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,831,717
1,000,000	Harris Cnty TX Flood Control Dist, Ser A	4.00%	10/01/45	1,140,153
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,234,161
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,992,901
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,658,826
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	2,010,330
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	3,125,077
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	279,743
4,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/46	4,398,618
1,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/48	1,096,987
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	2,083,743
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,862,128
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	533,574
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,191,660
2,000,000	Houston TX Ref Pub Impt, Ser A	4.00%	03/01/33	2,122,804
2,500,000	Houston TX Ref, Ser A	5.00%	03/01/30	3,049,323
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,136,442
1,500,000	Houston TX Util Sys Rev Ref, Ser C	4.00%	11/15/35	1,765,550
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/24	240,388
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/26	249,672
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	253,026
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	537,122
570,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	604,594

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$545,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	$577,469
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,366,270
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,322,729
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	576,420
1,800,000	Lower Colorado River TX Auth Rev Ref	5.00%	05/15/35	2,229,830
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/28	1,196,160
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/29	609,551
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/30	612,384
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/31	1,220,720
1,500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/32	1,832,452
700,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	800,107
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	611,334
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/34	610,145
1,595,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/35	1,941,456
400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	462,251
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	703,937
1,080,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	1,330,345
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,151,279
2,610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	3,129,194
3,320,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/51	3,991,767
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	441,370
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,225,343
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,680,993
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	4.25%	09/15/51	723,445
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	4.75%	09/15/41	2,153,355
4,000,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/38	4,150,272
3,895,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/43	4,615,926
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/27	284,180
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,540,188
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,757,661
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	207,654
1,525,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,633,646
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	282,446
1,330,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/40	1,522,919
1,500,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/41	1,715,033

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	$1,514,217
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,282,500
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	254,817
2,000,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Ref Jubilee Acad Ctr (a)	4.00%	08/15/36	2,163,057
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	513,331
700,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/42	711,548
1,870,000	Northside TX Indep Sch Dist Sch Bldg, Ser A	4.00%	06/01/29	1,892,379
1,150,000	Plano TX Ref	4.00%	09/01/30	1,335,445
110,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/27	131,517
3,195,000	San Antonio TX Wtr Rev Ref Junior Lien, Ser A	4.00%	05/15/38	3,724,205
2,500,000	San Antonio TX Wtr Rev Ref Junior Lien, Ser A	5.00%	05/15/42	3,083,710
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,057,914
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	858,693
2,180,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Christus Hlth, Ser B	5.00%	07/01/43	2,594,559
1,635,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,910,633
2,500,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	2,719,847
575,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	639,059
3,625,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/28	4,261,488
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	298,329
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	5,807,709
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	937,567
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,445,992
1,605,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/31	1,995,951
1,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	1,121,214
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	936,409
405,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/32	504,866
4,900,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/38	5,571,300
5,450,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/44	6,257,982
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	278,021
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	172,073
125,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/28	142,864
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,704,836
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,159,497
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,736,115
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	565,924
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	165,645
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	133,585
				238,000,940
	Utah – 1.2%
1,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	3.50%	03/01/36	963,770
2,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	3.75%	03/01/41	2,453,614
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,334,987
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,545,533
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,573,206

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	$1,707,287
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,824,967
1,500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	1,335,886
5,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/34	6,157,061
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/38	1,174,089
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	444,501
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	358,818
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/49	1,682,585
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	5,803,592
1,145,000	UT St Transit Auth Sales Tax Rev Ref, Subser A	5.00%	06/15/35	1,289,143
				29,649,039
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	605,004
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	816,139
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	653,067
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	2,285,760
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,848,348
				7,208,318
	Virginia – 0.6%
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,127,876
1,100,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,175,447
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/49	1,071,164
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	220,631
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	377,733
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,302,853
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,114,886
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,773,524
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,129,772
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,364,610
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	309,987
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref	5.00%	12/01/34	1,385,937
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,374,080
				14,728,500
	Washington – 1.7%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,340,795
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,260,670
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,422,498
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,395,213
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,641,365

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	$614,298
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,351,453
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	288,600
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	113,755
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	591,526
5,000,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	5,398,373
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	581,414
1,850,000	WA St Hlthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,176,550
1,625,000	WA St Hlthcare Facs Auth Ref Overlake Hosp Med Ctr, Ser B	5.00%	07/01/31	1,926,136
1,090,000	WA St Hlthcare Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/45	1,327,747
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/28	369,092
170,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/29	209,183
225,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/32	279,170
35,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/22	35,612
50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	52,217
1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Transforming Age Proj, Ser A (a)	5.00%	01/01/44	1,072,866
2,476,515	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	2,619,818
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,761,061
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,352,126
3,000,000	WA St, Ser 2020A	5.00%	08/01/44	3,642,337
4,000,000	WA St, Ser B	5.00%	02/01/36	4,418,315
2,425,000	WA St, Ser D	5.00%	02/01/30	2,838,070
				43,080,260
	West Virginia – 0.0%
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (a)	4.25%	06/01/42	975,988
	Wisconsin – 2.0%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	936,972
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,429,005
1,050,000	Milwaukee WI Ref Promissory Nts, Ser N-4	5.00%	04/01/29	1,281,057
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/54	1,507,777
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/40	546,945
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,397,503
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,391,390
2,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,113,855
1,515,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,586,255
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,843,661
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,059,750
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,058,885
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Sers Inc, Ser A	4.00%	06/15/41	1,386,394
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	495,896
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,132,992
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,419,848

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	$2,260,289
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	680,931
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	5.00%	09/01/49	1,520,757
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,082,964
2,000,000	Pub Fin Auth WI Rev Green Bond Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	09/30/51	2,123,449
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (a)	6.50%	01/01/41	1,457,109
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	672,350
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	597,827
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,487,340
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	106,557
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,163,836
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,136,771
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,014,890
1,135,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,241,745
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	513,160
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	546,128
1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	1,722,414
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,284,945
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	191,099
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	791,493
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	900,948
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	463,356
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,226,979
				49,775,522
	Wyoming – 0.0%
250,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/29	286,527
500,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/34	580,210
				866,737

Total Investments – 96.6%	2,389,396,435
(Cost $2,351,990,760)
Net Other Assets and Liabilities – 3.4%	84,229,239
Net Assets – 100.0%	$2,473,625,674

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	353	Mar 2022	$ (54,935,625)	$214,932
U.S. Treasury Ultra 10-Year Notes	Short	353	Mar 2022	(50,418,328)	(119,551)
				$(105,353,953)	$95,381

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $130,702,552 or 5.3% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(d)	Zero coupon bond.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 2,389,396,435	$ —	$ 2,389,396,435	$ —
Futures Contracts	214,932	214,932	—	—
Total	$ 2,389,611,367	$ 214,932	$ 2,389,396,435	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (119,551)	$ (119,551)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$185,000	$101.54	$185,000	$187,850	0.01%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	700,000	111.68	705,605	781,734	0.06
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	112.19	1,003,822	1,121,927	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	102.54	1,290,000	1,322,729	0.10
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	135,000	102.45	135,000	138,303	0.01
				$3,319,427	$3,552,543	0.26%